Shareholder Report, Line Graph (Details) 193422_Hoya Capital High Dividend Yield ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Sep. 21, 2021	Feb. 28, 2026
Hoya Capital High Dividend Yield ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Hoya Capital High Dividend Yield ETF NAV
Accumulated Value	$ 9,589	$ 8,351	$ 8,463	$ 9,865	$ 10,000	$ 9,774
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 TR
Accumulated Value	14,410	12,170	9,329	10,107	10,000	$ 16,859
Dow Jones U.S. Real Estate Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Dow Jones U.S. Real Estate Total Return Index
Accumulated Value	$ 10,343	$ 9,031	$ 8,565	$ 9,711	$ 10,000	$ 10,952